Emerging Markets Local Income Portfolio

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 47.9%

Security	Principal Amount (000’s omitted)		Value
Belarus — 0.0%(1)
Republic of Belarus, 6.875%, 2/28/23(2)	USD	564	$588,517

Total Belarus			$588,517

Bosnia and Herzegovina — 0.2%
Republic of Srpska, 1.50%, 6/30/23	BAM	97	$60,484
Republic of Srpska, 1.50%, 10/30/23	BAM	265	164,716
Republic of Srpska, 1.50%, 12/15/23	BAM	14	8,956
Republic of Srpska, 1.50%, 5/31/25	BAM	2,781	1,717,050
Republic of Srpska, 1.50%, 6/9/25	BAM	267	163,496
Republic of Srpska, 1.50%, 12/24/25	BAM	290	179,486
Republic of Srpska, 1.50%, 9/25/26	BAM	217	134,064
Republic of Srpska, 1.50%, 9/26/27	BAM	77	46,903

Total Bosnia and Herzegovina			$2,475,155

Brazil — 0.3%
Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	$4,697,302

Total Brazil			$4,697,302

China — 2.5%
China Government Bond, 2.68%, 5/21/30	CNY	276,140	$40,822,652

Total China			$40,822,652

Colombia — 0.2%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$1,785,094
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,208,195

Total Colombia			$2,993,289

Costa Rica — 0.0%(1)
Titulo Propiedad UD, 1.00%, 1/12/22(3)	CRC	66,689	$103,443

Total Costa Rica			$103,443

Georgia — 1.0%
Georgia Treasury Bond, 7.00%, 5/30/24	GEL	30,533	$8,960,350
Georgia Treasury Bond, 7.375%, 9/27/23	GEL	6,187	1,844,026
Georgia Treasury Bond, 8.125%, 1/25/23	GEL	3,108	950,367
Georgia Treasury Bond, 9.375%, 4/9/22	GEL	13,205	4,082,989
Republic of Georgia, 6.875%, 4/12/21(2)	USD	570	576,135

Total Georgia			$16,413,867

Security	Principal Amount (000’s omitted)		Value
Indonesia — 8.8%
Indonesia Government Bond, 6.50%, 2/15/31	IDR	492,960,000	$35,859,941
Indonesia Government Bond, 7.375%, 5/15/48	IDR	72,833,000	5,391,822
Indonesia Government Bond, 7.50%, 8/15/32	IDR	70,753,000	5,356,955
Indonesia Government Bond, 7.50%, 5/15/38	IDR	667,200,000	49,864,046
Indonesia Government Bond, 7.50%, 4/15/40	IDR	276,384,000	21,083,391
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	927,247
Indonesia Government Bond, 8.25%, 5/15/36	IDR	242,576,000	19,389,309
Indonesia Government Bond, 8.375%, 4/15/39	IDR	43,001,000	3,507,080
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	521,024

Total Indonesia			$141,900,815

Macedonia — 0.1%
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	1,470	$1,815,516

Total Macedonia			$1,815,516

Malaysia — 2.1%
Malaysia Government Bond, 3.733%, 6/15/28	MYR	81,500	$21,865,411
Malaysia Government Bond, 3.828%, 7/5/34	MYR	28,100	7,323,230
Malaysia Government Bond, 4.254%, 5/31/35	MYR	17,800	4,837,134

Total Malaysia			$34,025,775

Mexico — 1.8%
Mexican Bonos, 7.75%, 11/13/42	MXN	230,000	$12,757,544
Mexican Bonos, 8.50%, 5/31/29	MXN	224,000	13,349,740
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,152,898
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,489,050

Total Mexico			$29,749,232

Oman — 0.0%(1)
Oman Government International Bond, 3.625%, 6/15/21(2)	USD	600	$603,176

Total Oman			$603,176

Paraguay — 0.0%(1)
Republic of Paraguay, 4.625%, 1/25/23(2)	USD	580	$620,026

Total Paraguay			$620,026

Peru — 1.4%
Peru Government Bond, 5.94%, 2/12/29	PEN	4,380	$1,474,623
Peru Government Bond, 6.714%, 2/12/55	PEN	4,100	1,383,282
Peru Government Bond, 6.85%, 2/12/42	PEN	19,284	6,388,388
Peru Government Bond, 6.90%, 8/12/37	PEN	41,002	13,717,728

Total Peru			$22,964,021

Security	Principal Amount (000’s omitted)		Value
Romania — 0.5%
Romanian Government International Bond, 2.75%, 2/26/26(2)	EUR	2,755	$3,701,934
Romanian Government International Bond, 3.624%, 5/26/30(2)	EUR	2,755	3,987,415

Total Romania			$7,689,349

Russia — 2.4%
Russia Government Bond, 2.50%, 2/2/28(3)	RUB	2,056,496	$27,568,674
Russia Government Bond, 7.70%, 3/23/33	RUB	778,365	11,318,587
Russia Government Bond, 7.75%, 9/16/26	RUB	31,480	456,377
Russia Government Bond, 8.50%, 9/17/31	RUB	8,092	125,274

Total Russia			$39,468,912

Serbia — 8.1%
Republic of Serbia, 7.25%, 9/28/21(2)	USD	1,396	$1,455,886
Serbia Treasury Bond, 4.50%, 1/11/26	RSD	7,094,340	80,927,521
Serbia Treasury Bond, 4.50%, 8/20/32	RSD	1,843,880	21,160,199
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	2,161,980	26,968,324

Total Serbia			$130,511,930

Seychelles — 0.1%
Republic of Seychelles, 8.00%, 1/1/26(2)	USD	983	$938,288

Total Seychelles			$938,288

South Africa — 3.9%
Republic of South Africa, 8.25%, 3/31/32	ZAR	95,739	$5,738,195
Republic of South Africa, 8.50%, 1/31/37	ZAR	417,200	23,010,132
Republic of South Africa, 8.75%, 1/31/44	ZAR	408,487	22,211,581
Republic of South Africa, 8.75%, 2/28/48	ZAR	231,000	12,577,091

Total South Africa			$63,536,999

Thailand — 4.4%
Thailand Government Bond, 1.25%, 3/12/28(2)(3)	THB	1,115,111	$37,548,574
Thailand Government Bond, 3.30%, 6/17/38	THB	594,751	24,475,338
Thailand Government Bond, 3.40%, 6/17/36	THB	205,000	8,563,554

Total Thailand			$70,587,466

Turkey — 1.2%
Republic of Turkey, 5.125%, 3/25/22	USD	540	$553,857
Turkey Government Bond, 7.10%, 3/8/23	TRY	70,204	8,462,186
Turkey Government Bond, 10.70%, 8/17/22	TRY	9,380	1,220,371
Turkey Government Bond, 12.40%, 3/8/28	TRY	23,227	3,129,840
Turkey Government Bond, 16.20%, 6/14/23	TRY	36,761	5,285,124

Total Turkey			$18,651,378

Security	Principal Amount (000’s omitted)		Value
Ukraine — 7.3%
Ukraine Government International Bond, 9.79%, 5/26/27	UAH	45,679	$1,426,977
Ukraine Government International Bond, 9.84%, 2/15/23	UAH	57,091	1,947,791
Ukraine Government International Bond, 9.99%, 5/22/24	UAH	161,873	5,461,915
Ukraine Government International Bond, 10.00%, 8/23/23	UAH	672,489	22,815,140
Ukraine Government International Bond, 11.67%, 11/22/23	UAH	57,092	2,000,473
Ukraine Government International Bond, 15.84%, 2/26/25	UAH	2,156,567	85,034,518

Total Ukraine			$118,686,814

Uruguay — 1.6%
Republic of Uruguay, 3.875%, 7/2/40(3)	UYU	525,718	$14,658,488
Republic of Uruguay, 9.875%, 6/20/22(2)	UYU	437,462	10,808,888

Total Uruguay			$25,467,376

Uzbekistan — 0.0%(1)
Republic of Uzbekistan, 14.50%, 11/25/23(2)	UZS	7,520,000	$714,121

Total Uzbekistan			$714,121

Total Foreign Government Bonds (identified cost $767,816,257)			$776,025,419

Foreign Corporate Bonds — 1.3%

Security	Principal Amount (000’s omitted)		Value
Mexico — 0.0%(1)
Petroleos Mexicanos, 7.19%, 9/12/24(4)	MXN	10,630	$475,502
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	287,648

Total Mexico			$763,150

Peru — 1.0%
Alicorp SAA, 6.875%, 4/17/27(2)	PEN	25,530	$8,263,669
Telefonica del Peru SAA, 7.375%, 4/10/27(4)	PEN	24,500	7,122,093

Total Peru			$15,385,762

Security	Principal Amount (000’s omitted)		Value
Uzbekistan — 0.3%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(2)	UZS	48,000,000	$4,533,981

Total Uzbekistan			$4,533,981

Total Foreign Corporate Bonds (identified cost $21,325,798)			$20,682,893

Sovereign Loans — 0.0%(1)

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.0%(1)
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.06%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(5)(6) $533			$532,792

Total Ethiopia			$532,792

Total Sovereign Loans (identified cost $529,341)			$532,792

Loan Participation Notes — 2.1%

Security	Principal Amount (000’s omitted)		Value
Uzbekistan — 2.1%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(2)(7)(8)	UZS	90,750,000	$8,896,028
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(2)(7)(8)	UZS	253,458,000	24,726,792

Total Uzbekistan			$33,622,820

Total Loan Participation Notes (identified cost $34,447,860)			$33,622,820

Short-Term Investments — 42.4%

Foreign Government Securities — 12.6%

Security	Principal Amount (000’s omitted)		Value
Egypt — 10.1%
Egypt Treasury Bill, 0.00%, 2/2/21	EGP	66,200	$4,213,876
Egypt Treasury Bill, 0.00%, 2/9/21	EGP	326,025	20,718,729

Security	Principal Amount (000’s omitted)		Value
Egypt Treasury Bill, 0.00%, 3/2/21	EGP	44,850	$2,839,394
Egypt Treasury Bill, 0.00%, 3/16/21	EGP	44,825	2,828,948
Egypt Treasury Bill, 0.00%, 3/23/21	EGP	359,350	22,646,153
Egypt Treasury Bill, 0.00%, 3/30/21	EGP	149,550	9,411,729
Egypt Treasury Bill, 0.00%, 4/6/21	EGP	59,725	3,755,765
Egypt Treasury Bill, 0.00%, 6/8/21	EGP	573,525	34,952,899
Egypt Treasury Bill, 0.00%, 7/6/21	EGP	131,875	7,985,927
Egypt Treasury Bill, 0.00%, 7/13/21	EGP	83,050	5,017,197
Egypt Treasury Bill, 0.00%, 8/3/21	EGP	427,475	25,635,143
Egypt Treasury Bill, 0.00%, 9/21/21	EGP	381,150	22,470,153
Egypt Treasury Bill, 0.00%, 10/12/21	EGP	31,500	1,844,462

Total Egypt			$164,320,375

Georgia — 0.8%
Georgia Treasury Bill, 0.00%, 2/11/21	GEL	9,360	$2,828,614
Georgia Treasury Bill, 0.00%, 4/8/21	GEL	912	272,306
Georgia Treasury Bill, 0.00%, 6/3/21	GEL	1,824	537,155
Georgia Treasury Bill, 0.00%, 8/12/21	GEL	7,219	2,098,765
Georgia Treasury Bill, 0.00%, 10/14/21	GEL	7,151	2,050,228
Georgia Treasury Bill, 0.00%, 11/11/21	GEL	6,202	1,771,127
Georgia Treasury Bill, 0.00%, 12/9/21	GEL	8,515	2,413,795

Total Georgia			$11,971,990

Uruguay — 1.7%
Uruguay Monetary Regulation Bill, 0.00%, 2/19/21	UYU	86,552	$2,040,752
Uruguay Monetary Regulation Bill, 0.00%, 7/21/21	UYU	355,650	8,164,157
Uruguay Monetary Regulation Bill, 0.00%, 8/27/21	UYU	353,149	8,043,057
Uruguay Monetary Regulation Bill, 0.00%, 12/3/21	UYU	319,165	7,130,349
Uruguay Monetary Regulation Bill, 0.00%, 1/7/22	UYU	109,634	2,431,792

Total Uruguay			$27,810,107

Total Foreign Government Securities (identified cost $202,882,946)			$204,102,472

U.S. Treasury Obligations — 13.7%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/4/21(9)		$95,950	$95,949,770
U.S. Treasury Bill, 0.00%, 2/11/21(9)		86,700	86,699,217
U.S. Treasury Bill, 0.00%, 4/29/21(9)		40,000	39,995,408

Total U.S. Treasury Obligations (identified cost $222,639,996)			$222,644,395

Other — 16.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(10)	$260,995,563	$260,995,563

Total Other (identified cost $260,995,563)		$260,995,563

Total Short-Term Investments (identified cost $686,518,505)		$687,742,430

Total Purchased Swaptions — 0.0%(1) (identified cost $731,275)		$672,885

Total Investments — 93.7% (identified cost $1,511,369,036)		$1,519,279,239

Other Assets, Less Liabilities — 6.3%		$102,052,849

Net Assets — 100.0%		$1,621,332,088

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of these securities is $109,778,946 or 6.8% of the Portfolio’s net assets.

(3)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $7,597,595 or 0.5% of the Portfolio’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2021.

(6)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

Purchased Interest Rate Swaptions — 0.0%(1)

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 12/15/26 to pay 3-month ZAR JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	69,450,000	12/15/21	$101,276
Option to enter into interest rate swap expiring 1/7/27 to pay 3-month ZAR JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	85,280,000	1/7/22	116,241
Option to enter into interest rate swap expiring 1/10/27 to pay 3-month ZAR JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	42,640,000	1/10/22	57,874
Option to enter into interest rate swap expiring 1/12/27 to pay 3-month ZAR JIBAR and receive 5.70%	JPMorgan Chase Bank, N.A.	ZAR	167,880,000	1/12/22	227,198
Option to enter into interest rate swap expiring 1/17/27 to pay 3-month ZAR JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	46,881,000	1/17/22	65,246
Option to enter into interest rate swap expiring 1/27/27 to pay 3-month ZAR JIBAR and receive 5.74%	Bank of America, N.A.	ZAR	75,706,000	1/27/22	105,050

Total					$672,885

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	659,871,171	USD	120,504,606	2/2/21	$99,110
BRL	24,300,000	USD	4,437,627	2/2/21	3,650
BRL	25,000,000	USD	4,637,015	2/2/21	(67,800)
BRL	11,839,090	USD	2,232,190	2/2/21	(68,376)
BRL	18,000,000	USD	3,431,382	2/2/21	(141,547)
BRL	150,000,000	USD	29,237,361	2/2/21	(1,822,074)
BRL	479,332,081	USD	93,275,593	2/2/21	(5,668,750)
EUR	49,972,380	USD	60,711,446	2/2/21	(67,488)
EUR	49,972,380	USD	60,711,446	2/2/21	(67,488)
EUR	30,000,000	USD	36,912,870	2/2/21	(506,384)
USD	121,792,390	BRL	659,871,171	2/2/21	1,188,675
USD	4,673,077	BRL	24,300,000	2/2/21	231,800
USD	2,162,035	BRL	11,839,090	2/2/21	(1,778)
USD	3,287,131	BRL	18,000,000	2/2/21	(2,704)
USD	4,565,460	BRL	25,000,000	2/2/21	(3,755)
USD	27,392,757	BRL	150,000,000	2/2/21	(22,529)
USD	87,534,849	BRL	479,332,081	2/2/21	(71,994)
USD	61,183,579	EUR	49,972,380	2/2/21	539,621
USD	36,447,001	EUR	30,000,000	2/2/21	40,515
COP	34,025,000,000	USD	8,726,132	2/4/21	806,792
COP	1,132,000,000	USD	302,617	2/4/21	14,540
COP	9,709,600,000	USD	2,780,750	2/4/21	(60,371)
COP	24,400,000,000	USD	6,969,358	2/4/21	(133,110)
IDR	56,521,786,991	USD	4,006,705	2/4/21	20,702
IDR	42,863,803,409	USD	3,036,971	2/4/21	17,250

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
IDR	42,863,803,409	USD	3,037,401	2/4/21	$16,819
PEN	34,912,627	USD	9,523,877	2/4/21	73,456
PEN	12,650,000	USD	3,499,793	2/4/21	(22,361)
PEN	31,647,994	USD	8,739,884	2/4/21	(39,985)
PEN	26,332,659	USD	7,280,007	2/4/21	(41,271)
PEN	19,700,000	USD	5,472,222	2/4/21	(56,776)
PEN	37,150,057	USD	10,270,618	2/4/21	(58,226)
PEN	19,000,000	USD	5,299,861	2/4/21	(76,842)
PEN	72,584,050	USD	20,077,465	2/4/21	(124,419)
USD	10,026,036	IDR	142,249,393,809	2/4/21	(109,812)
USD	20,595,449	PEN	74,442,250	2/4/21	131,592
USD	16,944,331	PEN	61,245,286	2/4/21	108,263
USD	7,440,334	PEN	26,822,405	2/4/21	66,970
USD	2,496,533	PEN	9,000,000	2/4/21	22,471
USD	1,335,064	PEN	4,825,589	2/4/21	8,530
INR	402,600,000	USD	5,420,032	2/8/21	98,189
INR	291,259,681	USD	3,926,920	2/8/21	65,220
INR	135,000,000	USD	1,827,164	2/8/21	23,209
INR	120,000,000	USD	1,624,154	2/8/21	20,621
PHP	111,362,000	USD	2,313,054	2/8/21	3,974
RUB	150,000,000	USD	2,036,861	2/16/21	(56,860)
RUB	1,586,537,447	USD	21,279,867	2/16/21	(337,552)
RUB	1,586,810,679	USD	21,297,944	2/16/21	(352,022)
RUB	3,425,637,433	USD	46,092,208	2/16/21	(873,749)
USD	8,326,287	RUB	618,821,320	2/16/21	157,838
USD	7,111,047	RUB	528,503,000	2/16/21	134,801
USD	1,733,965	RUB	132,000,000	2/16/21	(8,437)
IDR	6,181,098,249	USD	431,039	2/17/21	8,648
IDR	255,907,560,070	USD	17,943,315	2/22/21	249,964
IDR	76,583,322,258	USD	5,432,212	2/22/21	12,339
USD	1,158,303	IDR	16,440,950,000	2/22/21	(10,536)
USD	4,885,381	IDR	68,874,096,000	2/22/21	(11,097)
USD	8,039,787	IDR	114,116,740,000	2/22/21	(73,133)
USD	8,158,995	IDR	115,874,040,874	2/22/21	(78,858)
USD	16,007,805	ZAR	237,747,925	2/25/21	341,140
USD	8,062	PHP	388,000	2/26/21	(5)
BRL	659,871,171	USD	121,708,152	3/2/21	(1,200,245)
USD	24,278,569	EUR	19,972,380	3/2/21	26,317
INR	283,340,319	USD	3,810,540	3/9/21	56,672
USD	1,213,577	EUR	1,000,000	3/10/21	(936)
CLP	13,787,408,480	USD	18,694,335	3/17/21	78,757
CLP	2,250,000,000	USD	3,121,748	3/17/21	(58,123)
COP	8,800,000,000	USD	2,465,614	3/17/21	(3,783)
COP	46,300,000,000	USD	13,233,449	3/17/21	(280,859)
COP	36,998,760,000	USD	10,673,027	3/17/21	(322,492)
COP	82,004,908,653	USD	23,381,341	3/17/21	(440,176)
COP	78,942,400,000	USD	22,848,741	3/17/21	(764,324)
COP	136,428,709,538	USD	39,234,802	3/17/21	(1,068,385)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CZK	1,013,187,322	USD	46,878,606	3/17/21	$370,393
MXN	169,500,000	USD	8,503,273	3/17/21	(272,284)
MXN	2,490,645,688	USD	124,947,109	3/17/21	(4,000,337)
PLN	15,000,000	USD	4,077,960	3/17/21	(48,974)
PLN	379,759,304	USD	103,242,876	3/17/21	(1,239,877)
USD	10,919,461	MXN	217,664,175	3/17/21	349,600
USD	5,765,024	MXN	114,917,676	3/17/21	184,574
USD	69,030,617	ZAR	1,041,292,346	3/17/21	605,244
USD	9,392,517	ZAR	141,681,421	3/17/21	82,351
USD	6,652,524	ZAR	100,350,000	3/17/21	58,328
USD	1,318,383	ZAR	20,000,000	3/17/21	4,143
ZAR	800,485,006	USD	53,066,725	3/17/21	(465,276)
IDR	696,047,564,894	USD	48,890,045	3/22/21	441,474
IDR	39,772,758,589	USD	2,775,354	3/22/21	43,492
USD	17,089,727	IDR	243,306,443,175	3/22/21	(154,319)
USD	20,875,547	IDR	297,205,161,408	3/22/21	(188,505)
IDR	70,889,000,000	USD	4,937,935	3/29/21	82,426
IDR	69,130,000,000	USD	4,863,173	3/29/21	32,616
IDR	102,382,439,930	USD	7,177,178	4/19/21	56,283
IDR	22,000,000,000	USD	1,542,236	4/19/21	12,094
USD	16,738,846	ZAR	250,552,075	4/26/21	363,593
ZAR	40,000,000	USD	2,672,314	4/26/21	(58,047)

					$(14,249,975)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	257,612	ZAR	3,895,000	Standard Chartered Bank	2/1/21	$90	$—
USD	11,638,083	ZAR	176,105,000	Standard Chartered Bank	2/1/21	—	(5,223)
ZAR	180,000,000	USD	11,903,517	Standard Chartered Bank	2/1/21	—	(2,691)
MYR	9,400,000	USD	2,324,316	Credit Agricole Corporate and Investment Bank	2/2/21	977	—
MYR	3,300,000	USD	797,294	Goldman Sachs International	2/2/21	19,032	—
MYR	6,100,000	USD	1,497,116	Goldman Sachs International	2/2/21	11,851	—
USD	2,322,708	MYR	9,400,000	Credit Agricole Corporate and Investment Bank	2/2/21	—	(2,586)
USD	815,983	MYR	3,300,000	Goldman Sachs International	2/2/21	—	(343)
USD	1,508,333	MYR	6,100,000	Goldman Sachs International	2/2/21	—	(634)
CNH	53,370,847	USD	8,193,949	Barclays Bank PLC	2/5/21	82,654	—
CNH	30,814,577	USD	4,721,062	Citibank, N.A.	2/5/21	57,578	—
CNH	30,814,576	USD	4,724,732	Citibank, N.A.	2/5/21	53,908	—
EUR	1,095,262	RSD	129,000,000	JPMorgan Chase Bank, N.A.	2/5/21	—	(1,677)
EUR	3,401,737	USD	4,130,508	Deutsche Bank AG	2/8/21	—	(1,807)
EUR	1,168,258	USD	1,432,009	Standard Chartered Bank	2/8/21	—	(14,090)
EUR	202,452,818	USD	249,466,411	Standard Chartered Bank	2/8/21	—	(3,748,656)
EUR	10,600,000	USD	12,834,427	UBS AG	2/8/21	30,833	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PLN	15,000,000	EUR	3,299,545	Citibank, N.A.	2/8/21	$22,371	$—
PLN	11,600,000	EUR	2,568,523	Citibank, N.A.	2/8/21	—	(3,180)
PLN	39,500,000	EUR	8,775,588	UBS AG	2/8/21	—	(46,421)
TRY	10,000,000	USD	1,341,571	JPMorgan Chase Bank, N.A.	2/8/21	21,298	—
TRY	57,733,000	USD	7,774,881	Standard Chartered Bank	2/8/21	93,373	—
USD	102,020,378	EUR	82,793,964	Standard Chartered Bank	2/8/21	1,533,029	—
USD	88,385,093	EUR	71,728,338	Standard Chartered Bank	2/8/21	1,328,136	—
USD	49,224,399	EUR	39,947,736	Standard Chartered Bank	2/8/21	739,680	—
USD	6,782,098	EUR	5,503,967	Standard Chartered Bank	2/8/21	101,912	—
USD	1,847,983	EUR	1,499,718	Standard Chartered Bank	2/8/21	27,769	—
USD	866,714	EUR	703,376	Standard Chartered Bank	2/8/21	13,024	—
CNH	125,000,000	USD	18,908,865	Barclays Bank PLC	2/9/21	469,178	—
CNH	53,100,000	USD	8,071,745	Barclays Bank PLC	2/9/21	160,047	—
CNH	204,063,640	USD	30,582,511	Standard Chartered Bank	2/9/21	1,052,320	—
CNH	30,000,000	USD	4,597,256	UBS AG	2/9/21	53,474	—
USD	8,178,071	UAH	235,692,000	BNP Paribas	2/9/21	—	(186,327)
EUR	1,664,889	RSD	195,882,558	HSBC Bank USA, N.A.	2/10/21	—	(164)
THB	2,789,167,465	USD	92,956,756	Standard Chartered Bank	2/16/21	228,265	—
THB	180,000,000	USD	5,912,348	Standard Chartered Bank	2/16/21	101,383	—
USD	3,243,849	THB	97,331,696	Standard Chartered Bank	2/16/21	—	(7,966)
USD	12,984,913	THB	389,612,312	Standard Chartered Bank	2/16/21	—	(31,886)
USD	13,162,497	THB	397,181,518	Standard Chartered Bank	2/16/21	—	(107,186)
USD	1,903,729	UAH	56,160,000	Citibank, N.A.	2/16/21	—	(85,914)
CNH	44,600,000	USD	6,699,966	Standard Chartered Bank	2/18/21	209,368	—
IDR	70,870,000,000	USD	5,000,040	Standard Chartered Bank	2/19/21	40,073	—
CNH	30,000,000	USD	4,587,202	UBS AG	2/22/21	58,914	—
CZK	133,000,000	EUR	5,083,686	JPMorgan Chase Bank, N.A.	2/22/21	29,834	—
MYR	13,000,000	USD	3,169,418	BNP Paribas	2/22/21	35,146	—
MYR	11,600,000	USD	2,859,961	BNP Paribas	2/22/21	—	(504)
MYR	20,000,000	USD	4,943,765	BNP Paribas	2/22/21	—	(13,666)
MYR	13,000,000	USD	3,211,859	JPMorgan Chase Bank, N.A.	2/22/21	—	(7,295)
USD	2,455,796	MYR	10,000,000	BNP Paribas	2/22/21	—	(9,253)
USD	15,458,712	MYR	63,407,000	BNP Paribas	2/22/21	—	(171,425)
MXN	487,385,746	USD	24,613,100	Bank of America, N.A.	2/25/21	—	(893,831)
TRY	135,800,000	USD	18,406,571	Standard Chartered Bank	2/26/21	—	(34,869)
USD	6,757,954	TRY	47,154,000	Standard Chartered Bank	2/26/21	378,725	—
USD	5,406,411	TRY	37,632,000	Standard Chartered Bank	2/26/21	315,366	—
USD	5,406,380	TRY	37,641,000	Standard Chartered Bank	2/26/21	314,117	—
USD	3,378,968	TRY	23,631,000	Standard Chartered Bank	2/26/21	182,048	—
USD	12,908	TRY	90,000	Standard Chartered Bank	2/26/21	732	—
USD	3,631,111	TRY	27,500,000	Standard Chartered Bank	2/26/21	—	(89,227)
USD	11,857,608	ZAR	180,000,000	Standard Chartered Bank	2/26/21	—	(1,996)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	9,400,000	USD	2,319,556	Credit Agricole Corporate and Investment Bank	3/2/21	$—	$(3,062)
MYR	37,200,000	USD	9,126,595	Goldman Sachs International	3/2/21	40,805	—
MYR	23,400,000	USD	5,733,186	Barclays Bank PLC	3/8/21	32,448	—
CNH	61,879,517	USD	9,423,946	Citibank, N.A.	3/9/21	149,110	—
CNH	50,693,213	USD	7,724,327	Goldman Sachs International	3/9/21	118,155	—
USD	13,315,808	UAH	382,430,000	Bank of America, N.A.	3/10/21	—	(159,136)
MYR	119,741,230	USD	29,395,171	State Street Bank and Trust Company	3/11/21	106,110	—
PLN	28,205,754	EUR	6,353,563	Standard Chartered Bank	3/11/21	—	(141,260)
PLN	28,173,246	EUR	6,346,882	Standard Chartered Bank	3/11/21	—	(141,877)
USD	8,794,604	MYR	35,824,820	State Street Bank and Trust Company	3/11/21	—	(31,747)
USD	31,372,382	CNH	206,212,235	UBS AG	3/15/21	—	(517,053)
THB	142,000,000	USD	4,761,426	Standard Chartered Bank	3/16/21	—	(17,641)
THB	230,000,000	USD	7,728,556	Standard Chartered Bank	3/16/21	—	(44,961)
USD	7,517,252	THB	226,960,868	Standard Chartered Bank	3/16/21	—	(64,815)
PLN	15,000,000	EUR	3,375,782	Citibank, N.A.	3/17/21	—	(71,608)
USD	4,366,250	UAH	124,556,000	Bank of America, N.A.	3/29/21	—	(1,173)
TRY	38,397,000	USD	5,015,282	Standard Chartered Bank	4/6/21	95,139	—
USD	2,390,453	TRY	18,398,702	Standard Chartered Bank	4/6/21	—	(58,309)
TRY	20,000,000	USD	2,582,655	JPMorgan Chase Bank, N.A.	4/7/21	78,092	—
TRY	209,290,000	USD	27,522,082	Standard Chartered Bank	4/7/21	321,300	—
TRY	77,810,000	USD	10,236,138	Standard Chartered Bank	4/7/21	115,497	—
TRY	110,564,000	USD	14,611,860	Standard Chartered Bank	4/7/21	97,279	—
TRY	44,360,000	USD	5,872,432	Standard Chartered Bank	4/7/21	29,103	—
CNH	258,327,279	USD	39,910,343	BNP Paribas	4/12/21	—	(36,857)
CNH	20,500,000	USD	3,152,195	UBS AG	4/12/21	12,033	—
USD	3,444,608	THB	104,023,731	Standard Chartered Bank	4/16/21	—	(30,251)
USD	15,167,777	UAH	432,585,000	BNP Paribas	4/19/21	72,345	—
CNH	192,871,352	USD	29,535,403	Goldman Sachs International	4/21/21	214,762	—
CNH	11,000,000	USD	1,687,268	UBS AG	4/21/21	9,468	—
HUF	5,008,600,000	EUR	13,977,615	Bank of America, N.A.	4/27/21	19,203	—
HUF	5,136,384,000	EUR	14,349,373	Bank of America, N.A.	4/27/21	1,275	—
USD	6,157,872	THB	184,829,992	Standard Chartered Bank	4/28/21	—	(16,087)
HUF	3,013,100,000	EUR	8,373,004	BNP Paribas	4/29/21	54,433	—
HUF	3,112,429,000	EUR	8,653,268	UBS AG	4/29/21	51,070	—
USD	4,644	TRY	35,919	Standard Chartered Bank	5/17/21	—	(54)
USD	151,333	TRY	1,162,290	Standard Chartered Bank	5/17/21	—	(670)
USD	56,210	TRY	439,000	Standard Chartered Bank	5/17/21	—	(1,202)
USD	56,266	TRY	440,000	Standard Chartered Bank	5/17/21	—	(1,277)
USD	56,214	TRY	441,000	Standard Chartered Bank	5/17/21	—	(1,459)
USD	56,267	TRY	446,000	Standard Chartered Bank	5/17/21	—	(2,060)
USD	84,343	TRY	666,000	Standard Chartered Bank	5/17/21	—	(2,755)
USD	140,611	TRY	1,136,000	Standard Chartered Bank	5/17/21	—	(7,953)
USD	281,153	TRY	2,254,000	Standard Chartered Bank	5/17/21	—	(13,623)
UYU	20,348,762	USD	465,317	HSBC Bank USA, N.A.	6/14/21	5,229	—
UYU	10,106,172	USD	231,083	HSBC Bank USA, N.A.	6/14/21	2,613	—
UYU	10,067,040	USD	230,188	HSBC Bank USA, N.A.	6/14/21	2,603	—
UYU	10,055,964	USD	230,430	HSBC Bank USA, N.A.	6/14/21	2,105	—
KES	317,940,000	USD	2,685,985	Standard Chartered Bank	10/12/21	53,713	—
KES	211,960,000	USD	1,790,656	Standard Chartered Bank	10/12/21	35,809	—
UYU	20,241,106	USD	453,075	HSBC Bank USA, N.A.	10/13/21	4,170	—
UYU	20,639,278	USD	455,071	HSBC Bank USA, N.A.	1/11/22	3,058	—
UZS	133,770,000,000	USD	9,994,023	JPMorgan Chase Bank, N.A.	6/20/22	779,823	—

						$10,273,255	$(6,835,707)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)	Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
3/30/21	COP 70,000,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	$19,613,310	$39,050
3/30/21	COP 18,500,000	Republic of Colombia, 7.00%, 6/30/32	Bank of America, N.A.	5,183,518	(1,462)
3/30/21	COP 24,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	6,724,563	43,999
3/30/21	COP 67,000,000	Republic of Colombia, 7.75%, 9/18/30	Bank of America, N.A.	18,772,739	(5,087)
3/30/21	COP 73,500,000	Republic of Colombia, 10.00%, 7/24/24	Bank of America, N.A.	20,593,975	199,803

					$276,303

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	(14)	Short	3/15/21	$(1,395,078)	$6,125
10-Year USD Deliverable Interest Rate Swap	(71)	Short	3/15/21	(6,818,219)	144,219
Euro-Bobl	(23)	Short	3/8/21	(3,775,049)	279
Euro-Bund	(15)	Short	3/8/21	(3,226,525)	364
U.S. 10-Year Treasury Note	(32)	Short	3/22/21	(4,385,000)	30,642

					$181,629

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	548,199	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.06% (pays upon termination)	1/3/22	$180,058	$—	$180,058
BRL	360,049	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	135,585	—	135,585
BRL	360,971	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.40% (pays upon termination)	1/3/22	(248,092)	—	(248,092)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	64,031	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.42% (pays upon termination)	1/3/22	$(68,341)	$—	$(68,341)
BRL	507,598	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.44% (pays upon termination)	1/3/22	(568,222)	—	(568,222)
BRL	63,539	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.12% (pays upon termination)	1/2/23	10,841	—	10,841
BRL	109,032	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.70% (pays upon termination)	1/2/23	382,572	—	382,572
BRL	175,133	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.71% (pays upon termination)	1/2/23	(230,551)	—	(230,551)
BRL	62,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.84% (pays upon termination)	1/2/23	267,246	—	267,246
BRL	40,336	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.84% (pays upon termination)	1/2/23	414,679	—	414,679
BRL	30,974	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.96% (pays upon termination)	1/2/23	353,286	—	353,286
BRL	76,081	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.55% (pays upon termination)	1/2/23	1,184,410	—	1,184,410
BRL	35,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.13% (pays upon termination)	1/2/23	984,984	—	984,984
BRL	31,500	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.41% (pays upon termination)	1/2/25	(64,794)	—	(64,794)
BRL	69,990	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.76% (pays upon termination)	1/2/25	(146,210)	—	(146,210)
BRL	67,422	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.09% (pays upon termination)	1/2/25	(10,400)	—	(10,400)
BRL	70,160	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.27% (pays upon termination)	1/2/25	547,908	—	547,908
BRL	11,269	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.57% (pays upon termination)	1/2/25	415,506	—	415,506
BRL	47,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.58% (pays upon termination)	1/2/25	2,914,397	—	2,914,397
BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	358,037	—	358,037
CLP	9,792,953	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.09% (pays semi-annually)	12/6/21	223,758	—	223,758
CLP	4,865,090	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.98% (pays semi-annually)	12/11/21	103,746	—	103,746
CLP	8,101,730	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.81% (pays semi-annually)	5/29/23	830,047	—	830,047
CLP	5,000,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.68% (pays semi-annually)	2/11/24	655,647	—	655,647
CLP	1,140,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.49% (pays semi-annually)	4/26/24	133,837	—	133,837
CLP	4,609,640	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.71% (pays semi-annually)	6/13/24	354,134	—	354,134
CLP	4,400,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.29% (pays semi-annually)	2/11/25	296,281	—	296,281
CLP	12,261,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.91% (pays semi-annually)	3/6/25	512,647	—	512,647
CLP	2,650,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.38% (pays semi-annually)	6/17/25	1,934	—	1,934

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	3,700,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.33% (pays semi-annually)	9/11/25	$(13,992)	$—	$(13,992)
CLP	5,200,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	12/23/25	(11,387)	—	(11,387)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.59% (pays semi-annually)	1/27/26	5,865	—	5,865
CLP	794,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.02% (pays semi-annually)	3/18/29	158,721	—	158,721
CNY	15,590	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	(1,443)	—	(1,443)
CNY	90,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.00% (pays quarterly)	1/6/25	144,505	—	144,505
CNY	105,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.59% (pays quarterly)	2/10/25	(81,587)	—	(81,587)
CNY	75,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.96% (pays quarterly)	6/1/25	(383,184)	—	(383,184)
CNY	32,150	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.22% (pays quarterly)	6/17/25	(111,278)	—	(111,278)
CNY	126,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.35% (pays quarterly)	7/2/25	(333,472)	—	(333,472)
CNY	116,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.62% (pays quarterly)	8/4/25	(95,095)	—	(95,095)
CNY	90,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.79% (pays quarterly)	9/3/25	24,432	—	24,432
CNY	50,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.70% (pays quarterly)	10/13/25	(22,911)	—	(22,911)
CNY	118,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.61% (pays quarterly)	11/3/25	(116,773)	—	(116,773)
CNY	133,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.80% (pays quarterly)	12/2/25	46,547	—	46,547
CNY	80,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.79% (pays quarterly)	12/21/25	13,923	—	13,923
CNY	60,784	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	1/4/26	(55,716)	—	(55,716)
CNY	94,216	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	1/4/26	(86,360)	—	(86,360)
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.74% (pays quarterly)	1/27/26	(13,531)	—	(13,531)
CZK	232,350	Pays	6-month CZK PRIBOR (pays semi-annually)	1.84% (pays annually)	12/5/24	385,831	—	385,831
CZK	491,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.80% (pays annually)	2/26/25	1,068,503	—	1,068,503
CZK	200,800	Pays	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/6/25	254,309	—	254,309
CZK	258,400	Receives	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	3/17/25	(300,796)	—	(300,796)
CZK	107,690	Pays	6-month CZK PRIBOR (pays semi-annually)	0.60% (pays annually)	6/15/25	(77,883)	—	(77,883)
CZK	184,250	Pays	6-month CZK PRIBOR (pays semi-annually)	0.64% (pays annually)	7/27/25	(124,041)	—	(124,041)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	80,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.01% (pays annually)	1/27/26	$(12,498)	$—	$(12,498)
CZK	497,198	Pays	6-month CZK PRIBOR (pays semi-annually)	1.74% (pays annually)	5/31/29	1,182,855	—	1,182,855
EUR	16,300	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	(308,502)	(21,243)	(329,745)
HUF	5,700,000	Pays	6-month HUF BUBOR (pays semi-annually)	2.30% (pays annually)	11/19/23	739,160	—	739,160
HUF	7,255,400	Pays	6-month HUF BUBOR (pays semi-annually)	1.39% (pays annually)	5/31/24	432,305	—	432,305
HUF	1,680,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.79% (pays annually)	8/6/24	(59,574)	—	(59,574)
HUF	3,500,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.71% (pays annually)	11/22/24	(201,915)	—	(201,915)
HUF	6,619,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.30% (pays annually)	3/16/25	(292,265)	—	(292,265)
HUF	2,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.20% (pays annually)	11/4/25	(15,600)	—	(15,600)
HUF	3,165,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.10% (pays annually)	12/4/25	(82,544)	—	(82,544)
HUF	2,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.06% (pays annually)	12/22/25	(72,077)	—	(72,077)
MXN	154,220	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.35% (pays monthly)	4/13/22	105,932	—	105,932
MXN	74,620	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.38% (pays monthly)	4/13/22	52,589	—	52,589
MXN	74,622	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.25% (pays monthly)	4/14/22	47,062	—	47,062
MXN	233,195	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.29% (pays monthly)	4/14/22	153,081	—	153,081
MXN	48,628	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.16% (pays monthly)	4/15/22	28,080	—	28,080
MXN	74,623	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.20% (pays monthly)	4/15/22	44,867	—	44,867
MXN	267,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.58% (pays monthly)	3/21/23	911,546	(2,629)	908,917
MXN	350,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.98% (pays monthly)	11/29/23	2,138,627	(7,955)	2,130,672
MXN	516,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	2,926,230	—	2,926,230
MXN	185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.13% (pays monthly)	2/2/24	986,984	—	986,984
MXN	600,760	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	(2,061,769)	—	(2,061,769)
MXN	166,961	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	(580,307)	—	(580,307)
MXN	408,300	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.35% (pays monthly)	3/14/24	(1,749,059)	—	(1,749,059)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	180,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.69% (pays monthly)	5/22/24	$909,277	$(4,052)	$905,225
MXN	329,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.49% (pays monthly)	6/5/24	1,555,319	—	1,555,319
MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	174,278	—	174,278
MXN	224,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	6/27/24	969,559	—	969,559
MXN	130,204	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.66% (pays monthly)	11/7/24	(486,348)	—	(486,348)
MXN	338,050	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.63% (pays monthly)	1/9/25	39,985	—	39,985
MXN	338,050	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.61% (pays monthly)	1/10/25	32,782	—	32,782
MXN	144,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	3/11/25	(758,758)	—	(758,758)
MXN	332,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.13% (pays monthly)	6/6/25	325,046	—	325,046
MXN	257,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.87% (pays monthly)	11/27/25	81,637	—	81,637
MXN	222,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.71% (pays monthly)	12/12/25	(8,515)	—	(8,515)
MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	430,761	—	430,761
MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)	1/5/28	1,434,224	(4,739)	1,429,485
MXN	168,218	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.58% (pays monthly)	10/13/28	1,812,761	(11,729)	1,801,032
MXN	232,520	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	7/30/29	1,381,889	—	1,381,889
MXN	83,120	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.77% (pays monthly)	9/18/29	413,131	—	413,131
MXN	206,360	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	11/21/29	1,138,934	—	1,138,934
MXN	15,300	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.91% (pays monthly)	5/1/30	26,896	—	26,896
MXN	124,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.37% (pays monthly)	12/6/30	(61,445)	—	(61,445)
PLN	4,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/28/21	23,098	—	23,098
PLN	35,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.35% (pays annually)	11/19/22	391,644	—	391,644
PLN	25,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	6/8/23	435,745	—	435,745
PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.04% (pays annually)	1/31/24	263,333	—	263,333
PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	2/11/24	284,237	—	284,237

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	13,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.05% (pays annually)	2/28/24	$235,985	$—	$235,985
PLN	15,522	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	3/13/24	275,022	—	275,022
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.99% (pays annually)	5/30/24	309,300	—	309,300
PLN	37,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.79% (pays annually)	7/5/24	547,292	—	547,292
PLN	27,850	Pays	6-month PLN WIBOR (pays semi-annually)	1.76% (pays annually)	8/6/24	394,562	—	394,562
PLN	12,200	Pays	6-month PLN WIBOR (pays semi-annually)	1.66% (pays annually)	10/2/24	154,280	—	154,280
PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	237,157	—	237,157
PLN	50,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.97% (pays annually)	1/20/25	759,591	—	759,591
PLN	37,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.44% (pays annually)	3/17/25	(469,136)	—	(469,136)
PLN	10,800	Pays	6-month PLN WIBOR (pays semi-annually)	0.48% (pays annually)	8/7/25	(14,004)	—	(14,004)
PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.69% (pays annually)	8/26/25	13,862	—	13,862
PLN	42,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	1/25/26	(27,446)	—	(27,446)
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	2,646,463	—	2,646,463
PLN	78,000	Receives	6-month PLN WIBOR (pays semi-annually)	0.93% (pays annually)	5/8/30	259,922	—	259,922
THB	175,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.29% (pays semi-annually)	11/25/24	157,611	—	157,611
THB	456,500	Pays	6-month THB Fixing Rate (pays semi-annually)	1.26% (pays semi-annually)	12/16/24	405,206	—	405,206
THB	675,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.94% (pays semi-annually)	2/12/25	299,107	—	299,107
THB	442,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.70% (pays semi-annually)	3/6/25	39,253	—	39,253
THB	483,000	Receives	6-month THB Fixing Rate (pays semi-annually)	1.02% (pays semi-annually)	3/17/25	(272,549)	—	(272,549)
THB	290,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.80% (pays semi-annually)	6/16/25	65,845	—	65,845

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	180,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.82% (pays semi-annually)	9/11/25	$39,270	$—	$39,270
THB	373,500	Pays	6-month THB Fixing Rate (pays semi-annually)	0.79% (pays semi-annually)	12/4/25	46,828	—	46,828
THB	635,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.69% (pays semi-annually)	12/22/25	(9,948)	—	(9,948)
THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.72% (pays semi-annually)	1/25/26	(256)	—	(256)
USD	21,400	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	1/6/31	383,286	—	383,286
ZAR	221,000	Pays	3-month ZAR JIBAR (pays quarterly)	6.99% (pays quarterly)	7/3/24	1,289,473	—	1,289,473
ZAR	559,737	Pays	3-month ZAR JIBAR (pays quarterly)	6.88% (pays quarterly)	1/10/25	3,251,528	—	3,251,528
ZAR	55,027	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	2/14/25	307,763	—	307,763
ZAR	256,793	Pays	3-month ZAR JIBAR (pays quarterly)	6.65% (pays quarterly)	2/14/25	1,439,559	—	1,439,559
ZAR	244,000	Receives	3-month ZAR JIBAR (pays quarterly)	7.04% (pays quarterly)	3/12/25	(1,579,015)	—	(1,579,015)
ZAR	65,700	Receives	3-month ZAR JIBAR (pays quarterly)	6.91% (pays quarterly)	3/13/25	(402,365)	—	(402,365)
ZAR	148,340	Pays	3-month ZAR JIBAR (pays quarterly)	5.40% (pays quarterly)	6/11/25	310,965	—	310,965
ZAR	50,000	Pays	3-month ZAR JIBAR (pays quarterly)	4.97% (pays quarterly)	8/24/25	40,309	112	40,421
ZAR	290,000	Pays	3-month ZAR JIBAR (pays quarterly)	4.87% (pays quarterly)	12/18/25	14,275	662	14,937
ZAR	90,000	Pays	3-month ZAR JIBAR (pays quarterly)	4.94% (pays quarterly)	1/26/26	4,515	212	4,727
ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	821,308	—	821,308

Total						$37,295,613	$(51,361)	$37,244,252

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/23	$2,210,612
Bank of America, N.A.	MYR	50,000	Pays	3-month MYR KLIBOR (pays quarterly)	2.15% (pays quarterly)	12/17/25	7,651
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR (pays semi-annually)	5.45% (pays annually)	6/7/21	124,861
Bank of America, N.A.	RUB	1,085,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.20% (pays annually)	3/4/25	887,337
Bank of America, N.A.	RUB	606,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.20% (pays annually)	8/6/25	(113,943)
Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	399,120
Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	236,751
BNP Paribas	MYR	50,000	Pays	3-month MYR KLIBOR (pays quarterly)	2.14% (pays quarterly)	12/18/25	2,028
Citibank, N.A.	MYR	5,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	72,189
Citibank, N.A.	MYR	40,530	Pays	3-month MYR KLIBOR (pays quarterly)	3.73% (pays quarterly)	1/29/24	521,125
Citibank, N.A.	MYR	40,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.37% (pays quarterly)	5/29/24	467,195
Citibank, N.A.	MYR	53,296	Pays	3-month MYR KLIBOR (pays quarterly)	3.29% (pays quarterly)	11/7/24	645,739
Citibank, N.A.	RUB	768,000	Receives	3-month Moscow Prime Offered Rate (pays quarterly)	8.65% (pays annually)	3/13/25	(1,738,405)
Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.03% (pays semi-annually)	4/24/22	392,047
Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	239,270

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	THB	330,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	3/27/23	$400,347
Citibank, N.A.	THB	250,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.22% (pays semi-annually)	10/25/23	438,885
Citibank, N.A.	THB	87,340	Pays	6-month THB Fixing Rate (pays semi-annually)	1.96% (pays semi-annually)	3/18/24	149,025
Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	5/23/22	54,249
Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	180,397
Credit Suisse International	RUB	230,200	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.66% (pays annually)	8/1/24	261,431
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.98% (pays upon termination)	1/2/23	327,930
Deutsche Bank AG	THB	324,320	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	530,170
Goldman Sachs International	CLP	8,866,700	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.83% (pays semi-annually)	5/29/23	912,981
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.54% (pays annually)	5/10/21	158,541
Goldman Sachs International	RUB	1,487,640	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.67% (pays annually)	11/20/24	642,844
Goldman Sachs International	RUB	1,543,910	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.67% (pays annually)	11/20/24	667,160
Goldman Sachs International	RUB	879,100	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.51% (pays annually)	4/16/25	857,572
Goldman Sachs International	RUB	671,200	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.51% (pays annually)	5/15/25	142,938
Goldman Sachs International	RUB	603,873	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.34% (pays annually)	5/18/25	66,726
Goldman Sachs International	RUB	252,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.27% (pays annually)	6/17/25	9,157

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Goldman Sachs International	RUB	430,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.14% (pays annually)	7/24/25	$(22,365)
Goldman Sachs International	RUB	320,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.50% (pays annually)	8/25/25	(8,834)
Goldman Sachs International	RUB	1,700,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.64% (pays annually)	12/21/25	(302,714)
JPMorgan Chase Bank, N.A.	MYR	11,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	148,315
JPMorgan Chase Bank, N.A.	MYR	5,810	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	76,352
JPMorgan Chase Bank, N.A.	MYR	5,815	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	76,418
JPMorgan Chase Bank, N.A.	MYR	14,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.86% (pays quarterly)	9/4/23	188,016
JPMorgan Chase Bank, N.A.	MYR	11,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	9/5/23	152,531
JPMorgan Chase Bank, N.A.	MYR	12,167	Pays	3-month MYR KLIBOR (pays quarterly)	3.66% (pays quarterly)	2/20/24	161,948
JPMorgan Chase Bank, N.A.	RUB	565,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.78% (pays annually)	8/6/24	673,711
JPMorgan Chase Bank, N.A.	RUB	401,200	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.20% (pays annually)	10/1/24	347,612
JPMorgan Chase Bank, N.A.	RUB	802,200	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.55% (pays annually)	12/3/25	(179,264)
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	281,196
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/2/23	327,704
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.83% (pays upon termination)	1/2/23	713,884
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.19% (pays quarterly)	10/24/24	79,544

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Standard Chartered Bank	MYR	5,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	$69,425
Standard Chartered Bank	MYR	5,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	77,197
Standard Chartered Bank	MYR	30,000	Pays	3-month MYR KLIBOR (pays quarterly)	1.92% (pays quarterly)	8/25/25	(63,924)
Standard Chartered Bank	THB	650,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.15% (pays semi-annually)	8/20/23	1,063,886

							$14,014,568

Centrally Cleared Credit Default Swaps - Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
South Africa	$2,240	1.00% (pays quarterly)(1)	6/20/21	0.50%	$7,122	$25,622	$32,744
Turkey	4,570	1.00% (pays quarterly)(1)	6/20/21	1.35	(798)	89,672	88,874

Total	$6,810				$6,324	$115,294	$121,618

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.31.V2)	$94	1.00% (pays quarterly)(1)	6/20/24	$(93)	$(1,862)	$(1,955)

Total				$(93)	$(1,862)	$(1,955)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Bahamas	Deutsche Bank AG	$1,600	1.00% (pays quarterly)(1)	6/20/22	4.66%	$(77,001)	$39,712	$(37,289)

Total		$1,600				$(77,001)	$39,712	$(37,289)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2021, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $8,410,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/ Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month COP Interbank Nominal Rate on COP 34,605,000,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR minus 0.70% on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/21/ 11/3/26	$(649,941)
Goldman Sachs International	9.56% on TRY 16,903,000 (pays annually) plus USD 5,549,245	3-month USD-LIBOR on USD 5,549,245 (pays quarterly) plus TRY 16,903,000	Not applicable/ 7/28/23	(3,347,448)
Goldman Sachs International	9.51% on TRY 43,482,000 (pays annually) plus USD 14,326,853	3-month USD-LIBOR on USD 14,326,853 (pays quarterly) plus TRY 43,482,000	Not applicable/ 7/29/23	(8,673,318)
Goldman Sachs International	3-month COP Interbank Nominal Rate on COP 30,920,000,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR minus 0.67% on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	9/27/21/ 9/27/26	(636,359)
Goldman Sachs International	3-month COP Interbank Nominal Rate on COP 15,560,000,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR minus 0.54% on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/6/21/ 10/6/26	(371,813)
JPMorgan Chase Bank, N.A.	3-month USD-LIBOR on USD 2,415,652 (pays quarterly) plus TRY 18,150,000	13.70% on TRY 18,150,000 (pays annually) plus USD 2,415,652	Not applicable/ 3/17/26	(49,518)
JPMorgan Chase Bank, N.A.	18.56% on TRY 125,287,000 (pays annually) plus USD 17,791,394	3-month USD-LIBOR on USD 17,791,394 (pays quarterly) plus TRY 125,287,000	Not applicable/ 8/7/22	1,565,555

				$(12,162,842)

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

LIBOR	-	London Interbank Offered Rate
Currency Abbreviations:

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

CZK	-	Czech Koruna

EGP	-	Egyptian Pound

EUR	-	Euro

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KES	-	Kenyan Shilling

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

USD	-	United States Dollar

UYU	-	Uruguayan Peso

UZS	-	Uzbekistani Som

ZAR	-	South African Rand

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

At January 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

At January 31, 2021, the value of the Portfolio’s investment in affiliated funds was $260,995,563, which represents 16.1% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$160,245,815	$395,779,700	$(295,029,952)	$—	$—	$260,995,563	$72,571	260,995,563

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$776,025,419	$—	$776,025,419
Foreign Corporate Bonds	—	20,682,893	—	20,682,893
Sovereign Loans	—	532,792	—	532,792
Loan Participation Notes	—	—	33,622,820	33,622,820
Short-Term Investments —
Foreign Government Securities	—	204,102,472	—	204,102,472
U.S. Treasury Obligations	—	222,644,395	—	222,644,395
Other	—	260,995,563	—	260,995,563
Purchased Interest Rate Swaptions	—	672,885	—	672,885
Total Investments	$—	$1,485,656,419	$33,622,820	$1,519,279,239
Forward Foreign Currency Exchange Contracts	$—	$17,628,311	$—	$17,628,311
Non-deliverable Bond Forward Contracts	—	282,852	—	282,852
Futures Contracts	181,629	—	—	181,629
Swap Contracts	—	68,004,261	—	68,004,261
Total	$181,629	$1,571,571,843	$33,622,820	$1,605,376,292

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(28,440,738)	$—	$(28,440,738)
Non-deliverable Bond Forward Contracts	—	(6,549)	—	(6,549)
Swap Contracts	—	(28,927,692)	—	(28,927,692)
Total	$—	$(57,374,979)	$—	$(57,374,979)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Loan Participation Notes	Total
Balance as of October 31, 2020	$34,155,753	$34,155,753
Realized gains (losses)	—	—
Change in net unrealized appreciation (depreciation)	(1,096,866)	(1,096,866)
Cost of purchases	609,943	609,943
Proceeds from sales, including return of capital	—	—
Accrued discount (premium)	(46,010)	(46,010)
Transfers to Level 3	—	—
Transfers from Level 3	—	—

Balance as of January 31, 2021	$33,622,820	$33,622,820

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2021	$(1,096,866)	$(1,096,866)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2021:

Type of Investment	Fair Value as of January 31, 2021	Valuation Technique	Unobservable Inputs	Input	Impact to Valuation from an Increase to Input*
Loan Participation Notes	$33,622,820	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	3.06%	Decrease

*

Represents the directional change in the fair value of the Level 3 investments that would result in an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Derivatives. Swaptions are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Swaptions – A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.